Net Loss per Share (Tables)	3 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted net loss per share
The following table presents the numerator and denominator of the basic and diluted net loss per share computations for the three months ended, March 31, 2025 and 2024:

	Three Months Ended March 31,
	2025	2024
	U.S. $ in thousands, except per share amounts
Numerator:
Net loss for basic and diluted net loss per share	$(13,054)	$(25,983)
Denominator:
Weighted average shares, net of treasury shares - for basic and diluted net loss per share	71,967	69,993

Net loss per share
Basic and diluted	$(0.18)	$(0.37)